TAXES, CHARGES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TAXES, CHARGES AND CONTRIBUTIONS
Income taxes payable	R$ 76,483	R$ 8,756
ICMS	906,447	1,094,769
PIS and COFINS	331,863	512,714
Fust and Funttel	89,394	89,794
ISS, CIDE and other taxes	97,163	139,933
Total	1,424,867	1,837,210
Current	1,139,812	1,797,965
Non-current	R$ 285,055	R$ 39,245